RELATED PARTY TRANSACTIONS AND BALANCES (Details)	12 Months Ended																																																		12 Months Ended														12 Months Ended																			12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2012 Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2011 Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2013 Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2013 Prepayment Received [Member] USD ($)	Dec. 31, 2012 Prepayment Received [Member] USD ($)		Dec. 31, 2011 Prepayment Received [Member] USD ($)	Dec. 31, 2013 Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2012 Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2011 Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2013 Processing Fees [Member] USD ($)	Dec. 31, 2012 Processing Fees [Member] USD ($)	Dec. 31, 2011 Processing Fees [Member] USD ($)	Dec. 31, 2013 Rental Expenses [Member] USD ($)	Dec. 31, 2012 Rental Expenses [Member] USD ($)	Dec. 31, 2011 Rental Expenses [Member] USD ($)	Dec. 31, 2013 Service Expenses [Member] USD ($)	Dec. 31, 2012 Service Expenses [Member] USD ($)	Dec. 31, 2011 Service Expenses [Member] USD ($)	Dec. 31, 2013 Cash Proceeds from Transactions [Member] USD ($)	Dec. 31, 2012 Cash Proceeds from Transactions [Member] USD ($)	Dec. 31, 2011 Cash Proceeds from Transactions [Member] USD ($)	Dec. 31, 2013 Cash Payments for Transactions [Member] USD ($)	Dec. 31, 2012 Cash Payments for Transactions [Member] USD ($)	Dec. 31, 2011 Cash Payments for Transactions [Member] USD ($)	Dec. 31, 2013 Daqo Group [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] USD ($)	Dec. 31, 2013 Daqo Group [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2013 Daqo Group [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2013 Daqo Group [Member] Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2013 Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2013 Zhengjiang Daqo Solar Co. Ltd [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] USD ($)	Dec. 31, 2011 Zhengjiang Daqo Solar Co. Ltd [Member] USD ($)	Dec. 31, 2013 Zhengjiang Daqo Solar Co. Ltd [Member] Daqo Group [Member]	Dec. 31, 2013 Zhengjiang Daqo Solar Co. Ltd [Member] Wafer [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Wafer [Member] USD ($)	Dec. 31, 2013 Zhengjiang Daqo Solar Co. Ltd [Member] Polysilicon [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Polysilicon [Member] USD ($)	Dec. 31, 2013 Zhengjiang Daqo Solar Co. Ltd [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2011 Zhengjiang Daqo Solar Co. Ltd [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2013 Zhengjiang Daqo Solar Co. Ltd [Member] Processing Fees [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Processing Fees [Member] USD ($)	Dec. 31, 2011 Zhengjiang Daqo Solar Co. Ltd [Member] Processing Fees [Member] USD ($)	Dec. 31, 2013 Daqo Solar Co Ltd [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] USD ($)	Dec. 31, 2013 Daqo Solar Co Ltd [Member] Daqo Group [Member]	Dec. 31, 2013 Daqo Solar Co Ltd [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2013 Daqo Solar Co Ltd [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2013 Daqo Solar Co Ltd [Member] Loan Extended [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Loan Extended [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Loan Extended [Member] USD ($)	Dec. 31, 2013 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2013 Daqo Solar Co Ltd [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2013 Nanjing Daqo [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] USD ($)	Dec. 31, 2011 Nanjing Daqo [Member] USD ($)	Dec. 31, 2013 Nanjing Daqo [Member] Daqo Group [Member]	Dec. 31, 2013 Nanjing Daqo [Member] Loan Extended [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] Loan Extended [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] Loan Extended [Member] CNY	Dec. 31, 2011 Nanjing Daqo [Member] Loan Extended [Member] USD ($)	Dec. 31, 2013 Daqo Xinjiang Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Daqo Xinjiang Investment Co., Ltd. [Member] Daqo Group [Member]	Dec. 31, 2013 Daqo Xinjiang Investment Co., Ltd. [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Xinjiang Investment Co., Ltd. [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2013 Daqo Xinjiang Investment Co., Ltd. [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Xinjiang Investment Co., Ltd. [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2013 Daqo Xinjiang Investment Co., Ltd. [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2011 Daqo Xinjiang Investment Co., Ltd. [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2013 Other Subsidiaries of Daqo Group [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] USD ($)	Dec. 31, 2013 Other Subsidiaries of Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2013 Other Subsidiaries of Daqo Group [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2013 Other Subsidiaries of Daqo Group [Member] Rental Expenses [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Rental Expenses [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Rental Expenses [Member] USD ($)	Dec. 31, 2013 Other Subsidiaries of Daqo Group [Member] Service Expenses [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Service Expenses [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Service Expenses [Member] USD ($)	Dec. 31, 2013 Daqo New Material [Member] Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held																																																		100.00%														100.00%																			100.00%							100.00%																									100.00%
Sales	$ 32,278,700	$ 2,799,427	$ 7,387,590																															$ 1,971													$ 13,471,866	$ 2,799,428	$ 6,958,317		$ 8,871,220	$ 2,179,723	$ 4,600,646	$ 619,705																											$ 80,126																					$ 427,302
Purchases							157,742	8,052,089	38,376,931						5,282	3,614,689																													7,849,533	15,787,658											3,314,115																			20,562,272																											157,742	202,556	2,027,001		5,282	300,574
Processing fee																			1,209,769																																									1,209,769
Other transactions					9,888,742					[1]	15,852,593	[1]	[1]													136,084,140	1,584,820	75,294,720	69,386,568		85,193,178				813,105		3,095,120	813,105		3,095,120		9,888,742																							76,881,392		72,199,600	28,379,678		72,199,600			9,898,458					13,497,973							1,584,820	10,000,000					58,389,643			40,193,785				2,354,620
Interest rate on loan																																																																																					6.00%	6.00%
Interest charged		40,611	1,552,126																																																												1,552,126																		40,611
Expense																						612,856			71,426																																																																																						612,856			71,426
Related party balances:
Amount due from related parties	13,416,452	6,562,487																														6,465,561	6,440,129									5,110,085			1,330,044		6,898,980	10,744																																																				51,911	111,614
Change in amount due from related parties	6,853,965	(8,418,601)	7,390,878
Amount due to related party	$ 88,537,790	$ 23,708,363																														$ 461,796	$ 5,359,007																												$ 66,750,009	$ 13,497,973																		$ 1,651,810	$ 1,645,923							$ 18,482,300	$ 2,354,620											$ 1,191,875	$ 850,840

[1]	Prepayment has been considered a related party loan given there has been no deliveries since the prepayment was provided.